Convertible Debts (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Mar. 31, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jul. 02, 2019 USD ($)	Jul. 02, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Jan. 31, 2019 CNY (¥)
Debt Instrument
Balance of new loan and accrued interest payable						$ 78,412			¥ 511,638
Proceeds from issuance of convertible debts							¥ 168,070	¥ 150,000
Supplemental Agreements With Wunan
Debt Instrument
Outstanding loan principal										¥ 401,073
Interest rate (as a percent)										6.175%
Refund of prepayments of land use right										¥ 175,582
Reimbursement on certain eligible expenditures										143,838
Settlement amount of convertible loan										¥ 319,420
Balance of new loan and accrued interest payable									¥ 412,921
Series B-3 Preferred Stock
Debt Instrument
Discount on purchase price						15.00%
Fair value of Series B-3 Warrant granted to convertible promissory notes													¥ 14,161
Convertible Loan
Debt Instrument
Outstanding loan principal					¥ 600,000
Interest rate (as a percent)					8.00%
Proceeds from issuance of convertible debts			¥ 150,000	¥ 450,000
Term of short term borrowings (in years)					3 years
Convertible Promissory Notes
Debt Instrument
Outstanding loan principal	$ 25,000	$ 25,000									$ 25,000		¥ 168,070	¥ 168,070
Interest rate (as a percent)	8.00%	8.00%											8.00%	8.00%
Term of short term borrowings (in years)	12 months	12 months
Accrued interest											$ 1,376	¥ 9,428
Convertible Promissory Notes | Series B-3 Preferred Stock
Debt Instrument
Preferred shares converted from the convertible promissory notes | shares	11,873,086	11,873,086